Debt - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2019	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 07, 2021	Feb. 29, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 15,000,000
Credit facility, frequency of payment and payment terms, description				The Term Loan Facility was subject to monthly payments of interest, in arrears, accrued on the principal balance of the Term Loan Facility through November 2020. Thereafter, and continuing through the Term Loan Facility maturity date, the Term Loan Facility was subject to equal monthly payments of principal plus accrued interest.
Common stock, issued	193,864			193,864	10,376	147,911
Credit facility, covenant terms, description				The Senior Revolving Facility contains certain customary affirmative and negative covenants and events of default. Such covenants will, among other things, restrict, subject to certain exceptions, the Company’s ability to (i) engage in certain mergers or consolidations, (ii) sell,
Gain (Loss) on extinguishment of debt				$ (27,000)	$ (164,000)
February Two Thousand and Twenty Convertible Note
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage							5.00%
Debt instrument principal amount							$ 50,000
December Two Thousand and Nineteen Convertible Note
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage								5.00%
Debt instrument principal amount								$ 7,500,000
Conversion of December Two Thousand and Nineteen Convertible Note to Series C One Preferred Stock
Debt Instrument [Line Items]
Debt Instrument convertible conversion price			$ 10.02
Number of shares issued on conversion of debt			756,000
Gain (Loss) on extinguishment of debt					$ 164,000
Conversion of February Two Thousand and Twenty Convertible Note to Series C One Preferred Stock
Debt Instrument [Line Items]
Debt Instrument convertible conversion price			$ 10.01
Number of shares issued on conversion of debt			5,000
Convertible Debt
Debt Instrument [Line Items]
Debt instrument conversion expenses				0
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 10,000,000
Line of credit facility expiration month year		2021-08
Line of credit facility expiration month year, extended		2021-12
Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 5,000,000
Line of credit facility expiration month year		2023-11
Line of credit facility first required payment month year		2020-11
Senior Revolving Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 75,000,000			75,000,000
Line of credit facility expiration month year	2026-12
Debt instrument term	5 years
Line of credit facility unused capacity commitment fee percentage	0.25%
Debt instrument principal amount	$ 0			0
Debt issuance costs	$ 658,000			658,000
Senior Revolving Facility | ABR Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.50%
Senior Revolving Facility | SOFR Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.10%
Senior Revolving Facility | Base Rate [Member] | SOFR Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.00%
Senior Revolving Facility | Federal Funds | ABR Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	3.25%
Letter of Credit | Sublimit
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 10,000,000			10,000,000
Swingline | Sublimit
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 10,000,000			$ 10,000,000